Goodwill - Schedule of Goodwill (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Goodwill [Abstract]
Goodwill cost, Beginning	$ 1,599,718	[1]	$ 1,599,718		$ 371,075
Goodwill additions					1,251,277
Goodwill disposals					(22,634)
Goodwill cost, Ending	$ 1,599,718		$ 1,599,718	[1]	$ 1,599,718

[1]	Details of the restatement are shown in note 2b.